UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $    1,708,536
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACE LTD                      SHS            H0023R105    2,286    28,644 SH       DEFINED    1,2,3       28,644      0    0
AEROPOSTALE                  COM            007865108      260    20,000 SH       DEFINED    1,2,3       20,000      0    0
AGCO CORP                    COM            001084102   16,862   343,285 SH       DEFINED    1,2,3      343,285      0    0
ALLEGHANY CORP DEL           COM            017175100    4,293    12,800 SH       DEFINED    1,2,3       12,800      0    0
ALTRIA GROUP INC             COM            02209S103     1273    40,000 SH       DEFINED    2,3         40,000      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784    1,765    50,000 SH       DEFINED    1,2,3       50,000      0    0
ARCH CAP GROUP LTD           ORD            G0450A105    2,598    59,018 SH       DEFINED    1,2,3       59,018      0    0
AVIS BUDGET GROUP            COM            053774105   32,113 1,620,246 SH       DEFINED    1,2,3    1,620,246      0    0
AVIS BUDGET GROUP            COM            053774105     1189    60,000 SH       DEFINED    2,3         60,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104   61,453 5,293,076 SH       DEFINED    1,2,3    5,293,076      0    0
BANK OF AMERICA CORPORATION  COM            060505104     1800   155,000 SH       DEFINED    2,3        155,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   64,342   717,300 SH       DEFINED    1,2,3      717,300      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702     1435    16,000 SH       DEFINED    2,3         16,000      0    0
BEST BUY INC                 COM            086516101   14,348 1,200,000 SH       DEFINED    1,2,3    1,200,000      0    0
CADIZ INC                    COM NEW        127537207    7,920 1,000,000 SH       DEFINED    1,2,3    1,000,000      0    0
CF INDS HLDGS INC            COM            125269100   69,342   341,317 SH       DEFINED    1,2,3      341,317      0    0
CHUBB CORP                   COM            171232101    2,352    31,066 SH       DEFINED    1,2,3       31,066      0    0
CITIGROUP INC                COM NEW        172967424  109,152 2,759,161 SH       DEFINED    1,2,3    2,759,161      0    0
CITIGROUP INC                COM NEW        172967424     2374    60,000 SH       DEFINED    2,3         60,000      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104   15,813   439,850 SH       DEFINED    1,2,3      439,850      0    0
D R HORTON INC               COM            23331A109   91,442 4,622,948 SH       DEFINED    1,2,3    4,622,948      0    0
DEERE & CO                   COM            244199105    4,344    50,000 SH       DEFINED    1,2,3       50,000      0    0
DELL INC                     COM            24702R101   65,008 6,360,897 SH       DEFINED    1,2,3    6,360,897      0    0
DEUTSCHE BANK AG             NAMEN AKT      D18190898   18,382   421,807 SH       DEFINED    1,2,3      421,807      0    0
FACEBOOK INC                 CL A           30303M102      626    23,500 SH       DEFINED    1,2,3       23,500      0    0
FIRST AMERN FINL CORP        COM            31847R102   14,213   590,000 SH       DEFINED    1,2,3      590,000      0    0
FIRST AMERN FINL CORP        COM            31847R102     1325    55,000 SH       DEFINED    2,3         55,000      0    0
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201    4,398   285,000 SH       DEFINED    1,2,3      285,000      0    0
FX ENERGY INC                COM            302695101    4,525 1,100,998 SH       DEFINED    1,2,3    1,100,998      0    0
GLOBAL X FDS                 CHINA CONS ETF 37950E408    4,008   267,000 SH       DEFINED    1,2,3      267,000      0    0
GOOGLE INC                   CL A           38259P508    8,208    11,603 SH       DEFINED    1,2,3       11,603      0    0
JARDEN CORP                  COM            471109108   14,171   274,100 SH       DEFINED    1,2,3      274,100      0    0
JOHNSON & JOHNSON            COM            478160104      210     3,000 SH       DEFINED    1,2,3        3,000      0    0
JPMORGAN CHASE & CO          COM            46625H100  105,477 2,398,893 SH       DEFINED    1,2,3    2,398,893      0    0
KB HOME                      COM            48666K109   56,745 3,591,439 SH       DEFINED    1,2,3    3,591,439      0    0
LOGITECH INTL S A            SHS            H50430232    9,279 1,222,287 SH       DEFINED    1,2,3    1,222,287      0    0
LOUISIANA PAC CORP           COM            546347105   81,126 4,199,050 SH       DEFINED    1,2,3    4,199,050      0    0
LOUISIANA PAC CORP           COM            546347105     1932   100,000 SH       DEFINED    2,3        100,000      0    0
MASCO CORP                   COM            574599106   11,582   695,200 SH       DEFINED    1,2,3      695,200      0    0
MGIC INVT CORP WIS           COM            552848103      426   160,000 SH       DEFINED    1,2,3      160,000      0    0
MICROSOFT CORP               COM            594918104   38,195 1,429,988 SH       DEFINED    1,2,3    1,429,988      0    0
MONSANTO CO NEW              COM            61166W101   77,583   819,682 SH       DEFINED    1,2,3      819,682      0    0
MONSANTO CO NEW              COM            61166W101     1893    20,000 SH       DEFINED    2,3         20,000      0    0
NATIONAL BK HLDGS CORP       CL A           633707104    3,621   190,705 SH       DEFINED    1,2,3      190,705      0    0
NEWELL RUBBERMAID INC        COM            651229106   10,578   475,000 SH       DEFINED    1,2,3      475,000      0    0
NEWS CORP                    CL A           65248E104      587    23,000 SH       DEFINED    1,2,3       23,000      0    0
NVR INC                      COM            62944T105    5,244     5,700 SH       DEFINED    1,2,3        5,700      0    0
PACCAR INC                   COM            693718108    5,425   120,000 SH       DEFINED    1,2,3      120,000      0    0
PARTNERRE LTD                COM            G6852T105    5,493    68,243 SH       DEFINED    1,2,3       68,243      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    9,899   508,399 SH       DEFINED    1,2,3      508,399      0    0
POLYONE CORP                 COM            73179P106   29,636 1,449,000 SH       DEFINED    1,2,3    1,449,000      0    0
POLYONE CORP                 COM            73179P106     2046   100,000 SH       DEFINED    2,3        100,000      0    0
PULTE GROUP INC              COM            745867101  121,467 6,688,691 SH       DEFINED    1,2,3    6,688,691      0    0
ROYAL GOLD INC               COM            780287108    4,247    52,200 SH       DEFINED    1,2,3       52,200      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   10,267   715,000 SH       DEFINED    1,2,3      715,000      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100  128,042 2,397,783 SH       DEFINED    1,2,3    2,397,783      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100     1335    25,000 SH       DEFINED    2,3         25,000      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   13,361 2,356,400 SH       DEFINED    1,2,3    2,356,400      0    0
STANLEY BLACK & DECKER INC   COM            854502101   10,726   145,000 SH       DEFINED    1,2,3      145,000      0    0
SUNTRUST BKS INC             COM            867914103   51,189 1,805,611 SH       DEFINED    1,2,3    1,805,611      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SWIFT TRANSN CO              CL A           87074U101   24,899 2,730,172 SH       DEFINED    1,2,3    2,730,172      0    0
TESORO CORP                  COM            881609101   30,575   694,100 SH       DEFINED    1,2,3      694,100      0    0
TOYOTA MOTOR CORP            SP ADR REP2COM 892331307    2,331    25,000 SH       DEFINED    1,2,3       25,000      0    0
U S G CORP                   COM NEW        903293405    5,965   212,500 SH       DEFINED    1,2,3      212,500      0    0
UBS AG                       SHS NEW        H89231338    9,890   632,684 SH       DEFINED    1,2,3      632,684      0    0
UNITED RENTALS INC           COM            911363109   60,722 1,333,966 SH       DEFINED    1,2,3    1,333,966      0    0
UNITEDHEALTH GROUP INC       COM            91324P102    7,051   130,000 SH       DEFINED    1,2,3      130,000      0    0
WELLS FARGO & CO NEW         COM            949746101  115,499 3,379,126 SH       DEFINED    1,2,3    3,379,126      0    0
WHIRLPOOL CORP               COM            963320106    4,457    43,800 SH       DEFINED    1,2,3       43,800      0    0
WYNN RESORTS LTD             COM            983134107     2250    20,000 SH       DEFINED    2,3         20,000      0    0
YAHOO INC                    COM            984332106    1,278    64,200 SH       DEFINED    1,2,3       64,200      0    0
YAHOO INC                    COM            984332106     2388   120,000 SH       DEFINED    2,3        120,000      0    0